UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

The Advisors’ Inner Circle Fund II

Westfield Capital Large Cap Growth Fund

Westfield Capital Dividend Growth Fund

Semi-Annual Report	April 30, 2014

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014 (Unaudited)

The Funds file their complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value

CONSUMER DISCRETIONARY — 13.1%
Comcast, Cl A	90,555	$4,687,127
Home Depot	42,050	3,343,396
Priceline Group*	3,863	4,472,388
Starbucks	26,500	1,871,430
VF	49,570	3,028,231
Viacom, Cl B	53,510	4,547,280
Walt Disney	41,790	3,315,618

		25,265,470

CONSUMER STAPLES — 6.2%
Costco Wholesale	29,450	3,406,776
Estee Lauder, Cl A	33,080	2,400,616
Hershey	35,560	3,422,294
Mondelez International, Cl A	79,630	2,838,810

		12,068,496

ENERGY — 6.4%
Halliburton	60,370	3,807,536
National Oilwell Varco	44,690	3,509,506
Suncor Energy	78,420	3,027,012
Valero Energy	35,250	2,015,242

		12,359,296

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 5.7%
American International Group	68,960	$3,663,845
American Tower, Cl A REIT	24,640	2,057,933
JPMorgan Chase	47,860	2,679,203
State Street	40,660	2,625,009

		11,025,990

HEALTH CARE — 19.7%
AbbVie	74,970	3,904,438
Actavis*	24,940	5,095,990
Cardinal Health	49,120	3,414,331
Celgene*	47,650	7,005,026
Cooper	29,190	3,850,453
Jazz Pharmaceuticals*	26,367	3,556,908
Teva Pharmaceutical Industries ADR	117,860	5,758,640
Thermo Fisher Scientific	47,300	5,392,200

		37,977,986

INDUSTRIALS — 16.6%
AMETEK	67,180	3,541,730
Caterpillar	32,590	3,434,986
CSX	108,580	3,064,128
Danaher	44,780	3,285,956
Nielsen Holdings	67,590	3,173,350
PACCAR	31,640	2,024,327
Precision Castparts	19,180	4,854,266
Tyco International	116,410	4,761,169
United Technologies	32,065	3,794,252

		31,934,164

INFORMATION TECHNOLOGY — 21.7%
Apple	14,004	8,263,620
eBay*	45,390	2,352,564
EMC	96,300	2,484,540

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Facebook, Cl A*	58,180	$3,478,000
Google, Cl A*	7,763	4,152,273
Google, Cl C*	7,763	4,088,462
International Business Machines	15,120	2,970,627
Oracle	94,700	3,871,336
QUALCOMM	32,640	2,569,094
Salesforce.com*	71,610	3,698,657
Visa, Cl A	19,135	3,876,942

		41,806,115

MATERIALS — 6.4%
Celanese, Cl A	18,060	1,109,426
Ecolab	16,800	1,757,952
FMC	42,390	3,264,030
Monsanto	32,230	3,567,861
PPG Industries	13,290	2,573,210

		12,272,479

TELECOMMUNICATION SERVICES — 1.9%
Verizon Communications	78,740	3,679,520

TOTAL COMMON STOCK (Cost $137,004,255)		188,389,516

SHORT-TERM INVESTMENT (A) — 2.3%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.010% (Cost $4,491,719)	4,491,719	4,491,719

TOTAL INVESTMENTS — 100.0% (Cost $141,495,974)		$192,881,235

Percentages are based on Net Assets of $192,797,669.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2014.
ADR —	American Depositary Receipt
Cl —	Class
REIT —	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
APRIL 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%
	Shares	Value

CONSUMER DISCRETIONARY — 15.3%
Comcast, Cl A	39,750	$2,057,460
Garmin	25,440	1,452,624
Omnicom Group	15,300	1,035,504
Time Warner	22,990	1,527,915
Tupperware Brands	18,630	1,581,873
Viacom, Cl B	22,510	1,912,900
Walt Disney	16,220	1,286,895
Wyndham Worldwide	19,960	1,423,947

		12,279,118

CONSUMER STAPLES — 11.1%
B&G Foods	43,550	1,428,440
Hershey	16,340	1,572,561
Kimberly-Clark	12,920	1,450,270
Mead Johnson Nutrition, Cl A	18,360	1,620,454
Mondelez International, Cl A	41,800	1,490,170
PepsiCo	16,140	1,386,265

		8,948,160

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY — 7.3%
CONSOL Energy	40,360	$1,796,424
Enterprise Products Partners LP (A)	14,840	1,085,249
National Oilwell Varco	14,500	1,138,685
Suncor Energy	47,020	1,814,972

		5,835,330

FINANCIALS — 11.0%
BGC Partners, Cl A	162,720	1,166,702
Blackstone Group (A)	58,410	1,724,847
JPMorgan Chase	20,010	1,120,160
KKR (A)	75,280	1,709,609
MetLife	23,900	1,251,165
Starwood Property Trust REIT	79,115	1,902,716

		8,875,199

HEALTH CARE — 14.2%
Abbott Laboratories	39,970	1,548,438
AbbVie	53,100	2,765,448
Bristol-Myers Squibb	42,570	2,132,331
Pfizer	74,460	2,329,109
Teva Pharmaceutical Industries ADR	54,600	2,667,756

		11,443,082

INDUSTRIALS — 8.0%
General Electric	73,155	1,967,138
Tyco International	44,920	1,837,228
Watsco	11,390	1,172,145
WW Grainger	5,610	1,427,184

		6,403,695

INFORMATION TECHNOLOGY — 13.1%
Analog Devices	33,100	1,697,699
Apple	5,570	3,286,801

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Automatic Data Processing	19,715	$1,536,981
Cisco Systems	51,570	1,191,783
Jack Henry & Associates	28,520	1,573,163
Oracle	29,900	1,222,312

		10,508,739

MATERIALS — 9.7%
Air Products & Chemicals	11,745	1,380,272
Eastman Chemical	18,260	1,591,724
International Paper	33,070	1,542,715
Packaging Corp of America	25,760	1,716,389
Rockwood Holdings	22,150	1,573,758

		7,804,858

TELECOMMUNICATION SERVICES — 3.8%
Verizon Communications	33,514	1,566,109
Vodafone Group ADR	38,626	1,466,243

		3,032,352

UTILITIES — 2.0%
American Water Works	35,040	1,595,371

TOTAL COMMON STOCK (Cost $66,027,210)		76,725,904

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
APRIL 30, 2014 (Unaudited)

SHORT-TERM INVESTMENT (B) — 1.3%

	Shares	Value

Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.010% (Cost $1,001,714)	1,001,714	$1,001,714

TOTAL INVESTMENTS — 96.8% (Cost $67,028,924)		$77,727,618

Percentages are based on Net Assets of $80,312,379.
(A)	Security considered to be a Master Limited Partnership. The total value of such securities as of April 30, 2014 was $4,519,705 or 5.6% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of April 30, 2014.
ADR —	American Depositary Receipt
Cl —	Class
LP —	Limited Partnership
REIT —	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Large Cap Growth Fund	Dividend Growth Fund

Assets:
Investments, at Value (Cost $141,495,974 and $67,028,924)	$192,881,235	$77,727,618
Receivable for Investment Securities Sold	2,066,198	2,517,960
Dividends Receivable	130,831	107,289
Receivable for Capital Shares Sold	23,787	—
Prepaid Expenses	13,825	6,836
Deferred Offering Costs (See Note 2)	—	15,648
Reclaim Receivable	—	4,400

Total Assets	195,115,876	80,379,751

Liabilities:
Payable for Investment Securities Purchased	2,136,375	—
Payable due to Adviser	94,345	38,437
Payable due to Administrator	18,979	7,859
Payable due to Trustees	4,516	1,103
Chief Compliance Officer Fees Payable	1,997	—
Payable due to Shareholder Servicing Agent (Investor Class Shares)	568	2
Other Accrued Expenses	61,427	19,971

Total Liabilities	2,318,207	67,372

Net Assets	$192,797,669	$80,312,379

Net Assets Consist of:
Paid-in Capital	$133,768,077	$66,922,769
Undistributed Net Investment Income	211,599	1,169,424
Accumulated Net Realized Gain on Investments	7,432,732	1,521,492
Net Unrealized Appreciation on Investments	51,385,261	10,698,694

	$192,797,669	$80,312,379

Institutional Class Shares:
Net Assets	$192,446,900	$80,029,576
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	14,499,063	7,799,824
Net Asset Value, Offering and Redemption Price Per Share	$13.27	$10.26

Investor Class Shares:
Net Assets	$350,769	$282,803
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	26,218	27,574
Net Asset Value, Offering and Redemption Price Per Share	$13.38	$10.26

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2014 (Unaudited)

STATEMENTS OF OPERATIONS
	Large Cap Growth Fund	Dividend Growth Fund

Investment Income
Dividends	$1,325,702	$1,761,300
Less: Foreign Taxes Withheld	(23,002)	(830)

Total Investment Income	1,302,700	1,760,470

Expenses
Investment Advisory Fees	642,778	271,300
Administration Fees	118,668	43,408
Trustees’ Fees	8,006	2,889
Chief Compliance Officer Fees	3,719	1,504
Shareholder Servicing Fees (Investor Class Shares)	378	65
Transfer Agent Fees	41,652	32,587
Registration Fees	18,891	4,750
Audit Fees	16,905	5,681
Legal Fees	13,167	4,787
Printing Fees	9,896	3,400
Custodian Fees	4,958	1,264
Deferred Offering Costs (See Note 2)	—	32,553
Insurance and Other Expenses	11,043	3,242

Total Expenses	890,061	407,430

Less:
Waiver of Investment Advisory Fees	(49,102)	(63,749)
Fees Paid Indirectly	(3)	(3)

Net Expenses	840,956	343,678

Net Investment Income	461,744	1,416,792

Net Realized Gain on Investments	8,249,373	1,522,468
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,150,138	186,802

Net Realized and Unrealized Gain on Investments	12,399,511	1,709,270

Net Increase in Net Assets Resulting from Operations	$12,861,255	$3,126,062

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations:
Net Investment Income	$461,744	$957,068
Net Realized Gain on Investments	8,249,373	11,284,625
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,150,138	33,634,782

Net Increase in Net Assets Resulting from Operations	12,861,255	45,876,475

Dividends and Distributions:
Net Investment Income:
Institutional Class	(849,158)	(1,463,739)
Investor Class	(799)	—
Net Realized Gains:
Institutional Class	(10,401,012)	(111,671)
Investor Class	(12,425)	(70)

Total Dividends and Distributions	(11,263,394)	(1,575,480)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	3,824,792	32,832,012
Reinvestment of Distributions	11,106,142	1,553,977
Redeemed	(17,762,195)	(26,997,050)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(2,831,261)	7,388,939

Investor Class Shares
Issued	141,080	76,073
Reinvestment of Distributions	13,219	70
Redeemed	(169)	—

Net Increase in Net Assets from Investor Class Share Transactions	154,130	76,143

Net Increase (Decrease) in Net Assets from Share Transactions	(2,677,131)	7,465,082

Total Increase (Decrease) in Net Assets	(1,079,270)	51,766,077

Net Assets:
Beginning of Period/Year	193,876,939	142,110,862

End of Period/Year (including undistributed net investment income of $211,599 and $599,812, respectively)	$192,797,669	$193,876,939

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013*

Operations:
Net Investment Income	$1,416,792	$279,541
Net Realized Gain on Investments	1,522,468	2,955,602
Net Change in Unrealized Appreciation (Depreciation) on Investments	186,802	(840,405)

Net Increase in Net Assets Resulting from Operations	3,126,062	2,394,738

Dividends and Distributions:
Net Investment Income:
Institutional Class	(528,971)	—
Investor Class	(1,331)	—
Net Realized Gains:
Institutional Class	(2,945,784)	—
Investor Class	(7,401)	—

Total Dividends and Distributions	(3,483,487)	—

Capital Share Transactions:(1)
Institutional Class Shares
Issued	10,101,311	1,238,300
Issued in Connection with In-Kind Transfer**	—	65,053,828
Reinvestment of Distributions	3,473,875	—
Redeemed	(1,872,521)	(104)

Net Increase in Net Assets from Institutional Class Share Transactions	11,702,665	66,292,024

Investor Class Shares
Issued	245,148	26,600
Reinvestment of Distributions	8,733	—
Redeemed	—	(104)

Net Increase in Net Assets from Investor Class Share Transactions	253,881	26,496

Net Increase in Net Assets from Share Transactions	11,956,546	66,318,520

Total Increase in Net Assets	11,599,121	68,713,258

Net Assets:
Beginning of Period	68,713,258	—

End of Period (including undistributed net investment income of $1,169,424 and $282,934, respectively)	$80,312,379	$68,713,258

*	Commenced operations on July 26, 2013.

**	See Note 1 in the Notes to Financial Statements.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Institutional Class Shares
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013		Year Ended October 31, 2012	Period Ended October 31, 2011*
Net Asset Value, Beginning of Period	$13.20		$10.09		$9.23	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.03		0.07		0.08	(0.00	)^
Net Realized and Unrealized Gain (Loss)	0.81		3.16		0.79	(0.77)

Total from Operations	0.84		3.23		0.87	(0.77)

Dividends and Distributions from:
Net Investment Income	(0.06)		(0.11)		(0.01)	—	^
Net Realized Gains	(0.71)		(0.01)		—	—

Total Dividends and Distributions	(0.77)		(0.12)		(0.01)	—

Net Asset Value, End of Period	$13.27		$13.20		$10.09	$9.23

Total Return†	6.56%		32.33%		9.39%	(7.70)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$192,447		$193,684		$142,034	$100,192
Ratio of Expenses to Average Net Assets(2)	0.85	%**	0.94	%(3)	0.85%	0.85	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.90	%**	1.00%		0.99%	1.28	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47	%**	0.58%		0.81%	(0.12	)%**
Portfolio Turnover Rate	23	%***	71%		82%	36	%***

*	Commenced operations on July 13, 2011.

**	Annualized

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.01 per share.

(1)	Per share data calculated using average shares method.

(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 0.85%, 0.94%, 0.85% and 0.85%, respectively.

(3)

The ratio of expenses to average net assets includes income tax expenses that were considered extraordinary fees accrued outside the Adviser’s expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.85%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Investor Class Shares
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013		Year Ended October 31, 2012	Period Ended October 31, 2011*
Net Asset Value, Beginning of Period	$13.30		$10.09		$9.23	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.01		0.03		0.04	(0.01)
Net Realized and Unrealized Gain (Loss)	0.82		3.19		0.82	(0.76)

Total from Operations	0.83		3.22		0.86	(0.77)

Dividends and Distributions from:
Net Investment Income	(0.04)		—		0.00 (3)	—
Net Realized Gains	(0.71)		(0.01)		—	—

Total Dividends and Distributions	(0.75)		(0.01)		0.00 (3)	—

Net Asset Value, End of Period	$13.38		$13.30		$10.09	$9.23

Total Return†	6.44%		31.92%		9.38%	(7.70)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$351		$193		$77	$256
Ratio of Expenses to Average Net Assets(2)	1.10	%**	1.19	%(4)	1.09%	0.91	%**^
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.15	%**	1.25%		1.23%	1.23	%**^
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19	%**	0.24%		0.36%	(0.41	)%**^
Portfolio Turnover Rate	23	%***	71%		82%	36	%***

*	Commenced operations on July 13, 2011.

**	Annualized

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(1)	Per share data calculated using average shares method.

(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.10%, 1.19%, 1.09% and 0.91%, respectively.

(3)	Amount represents less than $0.01 per share.

(4)

The ratio of expenses to average net assets includes income tax expenses that were considered extraordinary fees accrued outside the Adviser’s expense limitation agreement. Had these expenses been excluded, the ratio would have been 1.10%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Institutional Class Shares
	Six Months Ended April 30, 2014 (Unaudited)		Period Ended October 31, 2013*
Net Asset Value, Beginning of Period	$10.36		$10.00

Income from Operations:
Net Investment Income(1)	0.20		0.04
Net Realized and Unrealized Gain	0.23		0.32

Total from Operations	0.43		0.36

Dividends and Distributions from:
Net Investment Income	(0.08)		—
Net Realized Gains	(0.45)		—

Total Dividends and Distributions	(0.53)		—

Net Asset Value, End of Period	$10.26		$10.36

Total Return†	4.36%		3.60%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$80,029		$68,686
Ratio of Expenses to Average Net Assets(2)	0.95	%**	0.95	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.13	%**	1.30	%**
Ratio of Net Investment Income to Average Net Assets	3.92	%**	1.65	%**
Portfolio Turnover Rate	44	%***	29	%***

*	Commenced operations on July 26, 2013.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.95% and 0.95%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Investor Class Shares
	Six Months Ended April 30, 2014 (Unaudited)		Period Ended October 31, 2013*
Net Asset Value, Beginning of Period	$10.36		$10.00

Income from Operations:
Net Investment Income (1)	0.20		0.04
Net Realized and Unrealized Gain	0.23		0.32

Total from Operations	0.43		0.36

Dividends and Distributions from:
Net Investment Income	(0.08)		—
Net Realized Gains	(0.45)		—

Total Dividends and Distributions	(0.53)		—

Net Asset Value, End of Period	$10.26		$10.36

Total Return†	4.35%		3.60%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$283		$27
Ratio of Expenses to Average Net Assets(2)	1.02	%**	1.00	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.19	%**	1.31	%**
Ratio of Net Investment Income to Average Net Assets	4.04	%**	1.36	%**
Portfolio Turnover Rate	44	%***	29	%***

*	Commenced operations on July 26, 2013.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.02% and 1.00%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the Westfield Capital Large Cap Growth Fund (the “Large Cap Growth Fund”) and the Westfield Capital Dividend Growth Fund (the “Dividend Growth Fund”) (each a “Fund” and collectively the “Funds”). The investment objective of the Large Cap Growth Fund is long-term growth of capital by investing primarily (at least 80% of its net assets) in equity securities. The Large Cap Growth Fund is a diversified fund and focuses on U.S. listed common stocks with large market capitalizations that Westfield Capital Management Company, L.P. (the “Adviser”) believes are quality companies with stock that offers the potential for future price appreciation. The investment objective of the Dividend Growth Fund is long-term growth of capital by investing in equity securities from a variety of economic sectors with a history or prospect of paying stable or increasing dividends. The Dividend Growth Fund is a diversified fund. The Dividend Growth Fund commenced operations on July 26, 2013 as a result of a contribution in-kind from a limited partnership managed by the Adviser. On this date, the Dividend Growth Fund issued 6,505,383 shares and acquired securities tax-free at their then current value of $65,053,828, including unrealized appreciation of $11,352,297. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2014, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedules of Investments.

For the six months ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the six months ended April 30, 2014, there were no Level 3 securities.

During the six months ended April 30, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. With the exception of the accrued built-in gains tax associated with the in-kind transaction (described below), no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014

current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open two tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the six months ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits.

Built-in Gains Tax from In-Kind Transaction — The Large Cap Growth Fund received a contribution of portfolio securities from a C-Corporation that included a net unrealized built-in gain. For income tax purposes, the Fund is required to track the net built-in gain and recognize an income tax liability when such gains are realized. As of April 30, 2014, the Fund does not have any material income tax liability, relating to the recognition of realized gains on certain securities contributed by the C-Corporation.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes —  Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Master Limited Partnerships — The Dividend Growth Fund may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014

companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. The Dividend Growth Fund is invested in the MLP as a limited partner.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Dividend Growth Fund. As of April 30, 2014, the remaining amount still to be amortized for the Dividend Growth Fund was $15,648.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014

SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $120,000 per Fund, plus $15,000 for each additional class created, or 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Funds’ average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2014, the Large Cap Growth Fund and Dividend Growth Fund incurred shareholder servicing fees of $378 and $65, respectively. These fees represent 0.25% and 0.06% of net assets for the Large Cap Growth Fund and Dividend Growth Fund, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. During the six months ended April 30, 2014, the Large Cap Growth Fund and Dividend Growth Fund earned cash management credits of $3 and $3, respectively, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statements of Operations.

Citibank, N.A. acts as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Large Cap Growth Fund at a fee calculated at an annual rate of 0.65% and to the Dividend Growth Fund at a fee calculated at an annual rate of 0.75% of the respective Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and Shareholder Servicing Fees (collectively “excluded expenses”)) for the Large Cap Growth Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.85% of the average daily net assets of each class until February 28, 2015. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Large Cap Growth Fund’s Total Annual Fund Operating Expenses (less excluded expenses) and 0.85% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2015. As of April 30, 2014, fees for the Large Cap Growth Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $220,555, $130,245 and $101,629, expiring in 2015, 2016 and 2017 respectively. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and Shareholder Servicing Fees (collectively “excluded expenses”)) for the Dividend Growth Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.95% of the average daily net assets of each class until February 28, 2015. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Dividend Growth Fund’s Total Annual Fund Operating Expenses (less excluded expenses) and 0.95% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2015. As of April 30, 2014, fees for the Dividend Growth Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $122,461, expiring in 2017.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014

6. Share Transactions:

Large Cap Growth Fund	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Share Transactions:
Institutional Class Shares
Issued	288,494	2,856,321
Reinvested	867,566	153,516
Redeemed	(1,328,681)	(2,408,262)

Net Increase (Decrease) in Institutional Shares	(172,621)	601,575

Investor Class Shares
Issued	10,660	6,903
Reinvested	1,025	7
Redeemed	(13)	—

Net Increase in Investor Shares	11,672	6,910

Dividend Growth Fund	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013*

Share Transactions:
Institutional Class Shares
Issued	1,001,434	122,920
Issued in Connection with In-Kind Transfer**	—	6,505,383
Reinvested	348,581	—
Redeemed	(178,484)	(10)

Net Increase in Institutional Shares	1,171,531	6,628,293

Investor Class Shares
Issued	24,065	2,643
Reinvested	876	—
Redeemed	—	(10)

Net Increase in Investor Shares	24,941	2,633

*	Commenced operations on July 26, 2013.
**	See Note 1.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014

7. Investment Transactions:

For the six months ended April 30, 2014, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales
Large Cap Growth Fund	$45,040,666	$59,306,297
Dividend Growth Fund	38,147,264	31,223,292

There were no purchases or sales of long-term U.S. Government securities for either Fund.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the Large Cap Growth Fund during the years ended October 31, 2013 and October 31, 2012 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2013	$1,463,739	$111,741	$1,575,480
2012	68,860	—	68,860

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Large Cap Growth Fund	Dividend Growth Fund
Undistributed Ordinary Income	$2,928,953	$773,915
Undistributed Long-Term Capital Gain	8,083,390	2,442,486
Unrealized Appreciation	46,419,386	10,530,634
Other Temporary Differences	2	—

Total Distributable Earnings	$57,431,731	$13,747,035

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2014

Under the Regulated Investment Company Modernization Act of 2010, the Large Cap Growth Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended October 31, 2013, the Large Cap Growth Fund utilized capital loss carryforwards of $25,402 to offset capital gains. As of October 31, 2013, the Large Cap Growth Fund had no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2014, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Growth Fund	$141,495,974	$52,171,734	$(786,473)	$51,385,261
Dividend Growth Fund	67,028,924	12,098,793	(1,400,099)	10,698,694

9. Other:

At April 30, 2014, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Large Cap Growth Fund, Institutional Class	2	37%
Large Cap Growth Fund, Investor Class	2	100%
Dividend Growth Fund, Institutional Class	2	48%
Dividend Growth Fund, Investor Class	2	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,065.60	0.85%	$4.35
Investor Class	1,000.00	1,064.40	1.10	5.63

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.58	0.85%	$4.26
Investor Class	1,000.00	1,019.34	1.10	5.51
Dividend Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,043.60	0.95%	$4.81
Investor Class	1,000.00	1,043.50	1.02	5.17

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.08	0.95%	$4.76
Investor Class	1,000.00	1,019.74	1.02	5.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

Westfield Capital Funds

P.O. Box 219009

Kansas City, MO 64121-9009

866-454-0738

Adviser:

Westfield Capital Management Company, L.P.

One Financial Center

Boston, MA 02111

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

WCM-SA-001-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: July 7, 2014